CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Licensing and collaboration revenue	$ 7,670,902	$ 103,204	$ 18,111,491
Operating expenses and income
Research and development expenses	(22,033,573)	(28,781,412)	(36,639,146)
Administrative expenses	(7,075,624)	(7,273,335)	(8,672,843)
Other operating income, net			3,480,632
Loss from operations	(21,438,295)	(35,951,543)	(23,719,866)
Interest and investment income	2,303,990	3,801,345	4,283,085
Interest expense	(463,132)	(851,874)	(1,107,820)
Other income, net	323,988	466,620	1,843,437
Foreign exchange gain (loss), net	1,318,235	(906,212)	1,446,202
Change in fair value of warrant liabilities	47,941
Loss before income tax	(17,907,273)	(33,441,664)	(17,254,962)
Income tax benefit (expense)	297,860	17,553	(1,691,408)
Net loss attributable to Adagene Inc.'s shareholders	(17,609,413)	(33,424,111)	(18,946,370)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(1,387,928)	1,273,185	(950,783)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(18,997,341)	(32,150,926)	(19,897,153)
Net Income (Loss)	(17,609,413)	(33,424,111)	(18,946,370)
Net loss attributable to ordinary shareholders	$ (17,609,413)	$ (33,424,111)	$ (18,946,370)
Weighted average number of ordinary shares used in per share calculation:
Basic (in shares)	59,006,129	56,287,903	54,737,530
Diluted (in shares)	59,006,129	56,287,903	54,737,530
Net loss per ordinary share
Basic (in dollars per share)	$ (0.3)	$ (0.59)	$ (0.35)
Diluted (in dollars per share)	$ (0.3)	$ (0.59)	$ (0.35)